Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
CTIVP – Westfield Select Large Cap Growth Fund - Class 1
Account Value [Line Items]
Line Graph and Table Measure Name	Class 1
Account Value	$ 31,753	$ 24,903	$ 19,011	$ 32,258	$ 33,640	$ 19,124	$ 15,038	$ 14,613	$ 11,021	$ 10,672	$ 10,000
CTIVP – Westfield Select Large Cap Growth Fund - Class 2
Account Value [Line Items]
Line Graph and Table Measure Name	Class 2
Account Value	$ 30,941	24,334	18,630	31,691	33,132	18,880	14,883	14,502	10,968	10,642	10,000
Russell 1000® Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000® Index
Account Value	$ 33,560	26,953	21,302	26,340	20,830	17,220	13,102	13,761	11,308	10,092	10,000
Russell 1000® Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000® Growth Index
Account Value	$ 47,152	$ 35,358	$ 24,782	$ 34,971	$ 27,408	$ 19,790	$ 14,510	$ 14,733	$ 11,314	$ 10,567	$ 10,000